                                                    STAGECOACH FUNDS-Registered
                                                                     Trademark-


                   Annual Report
                   MONEY MARKET
                          Fund


                               Class S

                               March 31, 1999

Money Market Fund                                              TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        Money Market Fund............................................3

    PORTFOLIO OF INVESTMENTS

        Money Market Fund............................................5

    STAGECOACH FUNDS

        Statement of Assets and Liabilities.........................13

        Statement of Operations.....................................14

        Statements of Changes in Net Assets.........................15

        Financial Highlights........................................16

        Notes to Financial Statements...............................18

    INDEPENDENT AUDITORS' REPORT....................................24

    LIST OF ABBREVIATIONS...........................................26

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                        Money Market Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  We're pleased to provide you with this annual report for the period ended March 31, 1999. The report provides information about your investment over the 12-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  The Stagecoach Funds experienced another year of significant growth, with net assets increasing from $25 billion to $29 billion during the 12-month period ended March 31, 1999. We believe our success can be partly attributed to the confidence and support of our shareholders generated by the continued positive performance of many of the Funds. Of course, we'll do our best to provide prudent management to maintain and earn that confidence.
  The 12-month period that ended March 31, 1999 was marked by significant volatility. Stocks marched steadily upward early in the period, but later surrendered some of those gains during a sell-off in the stock market last summer. Last summer and fall, global financial turmoil disrupted the U.S. financial markets, but the economy still benefited from overseas flight to capital and aggressive monetary easing by the Federal Reserve Board that drove interest rates down to historic lows. By the end of the year, the stock market had set new highs as broad stock indexes were propelled higher by a series of upbeat earnings reports, and the economy's two-tiered performance produced solid economic growth. Overall, bond yields are significantly lower than they were a year ago, and fundamentals still point toward healthy growth during the balance of 1999. The combination of subdued inflation, moderating economic growth and strong foreign demand should set the stage for lower interest rates.
  During the 12-month period ended March 31, 1999, stocks, as measured by the S&P 500 Index,(1) returned 18.49%. The U.S. Government bond market increased

Money Market Funds                                        LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

7.01% as measured by the Lehman Brothers Long Government Bond Index(2) during the period. Most shorter-dated money market yields dropped late in the period, while yields on longer-dated papers rose.
  According to the Investment Company Institute, an estimated 44 million U.S. households, or 77.3 million individual investors, owned mutual funds in 1998. Many of these investors have benefited from unprecedented growth in the market. While the latest signs of economic strength are positive, investors should manage their expectations. The challenges of investing in today's markets make mutual funds one of the most popular investment vehicles. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Over the years, the Stagecoach Funds have built a reputation for innovation, leadership and commitment to investors. We understand you have a variety of investment options and we appreciate your confidence in selecting us to help you meet your financial goals. Thank you again for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President of
Stagecoach Funds

1 The "S&P 500 Index" is a trademark of the Standard and Poor's Corporation. The
  S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

INVESTMENT ADVISOR COMMENTARY                                  Money Market Fund
------------------------------------------------------------------------

MONEY MARKET FUND - CLASS S

  The Stagecoach Money Market Fund (the "Fund") seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.
  The Fund is managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has more than a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. in Finance from California State University, Los Angeles.

PERFORMANCE SUMMARY
  For the 12-month period ending March 31, 1999, the Stagecoach Money Market Fund's cumulative total return was 4.10%. The seven-day current yield for the Fund as of March 31, 1999, was 3.60%.
  Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  Throughout the period, there were several events that affected the financial markets. Perhaps the most significant was the series of interest rate cuts by the Federal Reserve Board (the Fed) late in 1998. These cuts were a result of serious credit/liquidity problems overseas and problems with several large U.S. hedge funds. It was clear the Fed was committed to maintaining liquidity in the markets by lowering interest rates. By adding later-dated securities to our portfolios, we were able to maintain competitive yields in the low interest rate environment.
  The Fund always maintains a core position in repurchase agreements and other short-dated securities when they are trading at the upper end of their expected range.

STRATEGIC OUTLOOK
  With international and domestic markets relatively stable and inflation under control, interest rates are

Money Market Fund                                  INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

expected to remain in a fairly narrow trading range. However, as proven in late 1998, the Fed stands ready to provide necessary liquidity by further lowering interest rates if global markets continue to experience credit/ liquidity problems.
  The Fund is well positioned given current international economic conditions and low interest rates. We believe interest rates may remain unchanged at least until year-end, and we will maintain the Fund's longer than average maturity structure. We believe it's prudent to focus more on credit quality, stability, capital preservation and liquidity, rather than purely on yield.

Figures quoted represent past performance, which is no guarantee of future results. The Fund is neither insured nor guaranteed by the U.S. Government.

The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                      Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS - 12.11%
$150,000,000 Abbey National Treasury Service                      4.79 %        07/26/99      149,959,700
 60,000,000  Abbey National Treasury Service                      4.80          07/15/99       59,989,049
 65,000,000  Abbey National Treasury Service                      4.85          08/17/99       64,981,077
 50,000,000  American Express                                     4.86          09/10/99       50,000,000
 25,000,000  American Express                                     4.88          04/26/99       25,000,000
 60,000,000  Bank of America Corporation                          4.82          06/25/99       59,993,330
100,000,000  Bank of America Corporation                          4.92          03/16/00       99,981,161
 34,000,000  Commercial Bank                                      4.82          07/13/99       33,994,327
 55,000,000  First Union National Bank                            4.87          09/28/99       55,000,000
125,000,000  Key Bank                                             4.83          10/04/99      124,975,135
 80,000,000  Key Bank                                             4.88          10/13/99       79,982,521
150,000,000  Key Bank                                             4.88          10/14/99      149,992,130
 75,000,000  Pepsico Incorporated                                 4.81          08/19/99       74,966,118
 75,000,000  Sigma Finance                                        5.13          08/23/99       75,000,000
 65,000,000  Sigma Finance                                        5.20          08/26/99       65,000,000
 78,000,000  Wachovia Bank                                        4.79          05/14/99       77,993,660
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $1,246,808,208
             (Cost $1,246,808,208)

             COMMERCIAL PAPER - 45.29%
$100,000,000 Abbey National Corporation of North America          4.83 %#       05/07/99   $   99,517,000
 51,000,000  Asset Securitization Corporation++                   4.87 #        04/05/99       50,972,403
 39,160,000  Asset Securitization Corporation++                   4.95 #        04/16/99       39,079,233
103,000,000  Asset Securitization Corporation++                   5.00 #        04/15/99      102,799,722
 40,000,000  Associates Corporation of North America              4.80 #        05/17/99       39,754,667
100,000,000  Associates First Capital Corporation                 4.81 #        05/07/99       99,519,000
 75,000,000  Associates First Capital Corporation                 4.83 #        05/10/99       74,607,563
 20,000,000  Atlantis One Funding Corporation                     4.78 #        05/13/99       19,888,467
 64,056,000  Atlantis One Funding Corporation                     4.80 #        05/10/99       63,722,909
 94,578,000  Atlantis One Funding Corporation                     4.81 #        04/27/99       94,245,459
 20,000,000  Atlantis One Funding Corporation                     4.82 #        05/12/99       19,890,211
 34,054,000  Atlantis One Funding Corporation                     4.83 #        05/17/99       33,843,830
 14,614,000  Atlantis One Funding Corporation                     4.83 #        06/15/99       14,466,947

Money Market Fund                      PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$34,585,000  Atlantis One Funding Corporation                     4.85 %#       06/23/99   $   34,198,272
 50,000,000  Atlantis One Funding Corporation                     4.86 #        06/16/99       49,487,000
 65,387,000  Atlantis One Funding Corporation                     4.86 #        07/09/99       64,513,103
 17,774,000  Atlantis One Funding Corporation                     5.05 #        04/23/99       17,719,147
 85,000,000  Bank of America Corporation                          4.82 #        08/16/99       83,440,864
 25,000,000  Bayerische Hypoverins Bank                           5.10 #        04/01/99       25,000,000
 34,000,000  CC USA Incorporated++                                4.86 #        05/17/99       33,788,860
 30,000,000  Commercial Credit Corporation                        4.86 #        04/23/99       29,910,900
 75,000,000  Corporate Asset Funding Company Incorporated++       4.82 #        05/24/99       74,467,792
 75,000,000  Corporate Asset Funding Company Incorporated++       4.83 #        04/16/99       74,849,063
 50,000,000  Corporate Asset Funding Company Incorporated++       4.83 #        04/22/99       49,859,125
 75,000,000  Corporate Asset Funding Company Incorporated++       4.85 #        06/04/99       74,353,333
 50,000,000  Corporate Asset Funding Company Incorporated++       4.86 #        05/10/99       49,736,750
 75,000,000  Corporate Receivables Corporation++                  4.81 #        04/23/99       74,779,542
 75,000,000  Corporate Receivables Corporation++                  4.82 #        04/16/99       74,849,375
 50,000,000  Corporate Receivables Corporation++                  4.83 #        05/03/99       49,785,333
 52,271,000  Corporate Receivables Corporation++                  4.85 #        05/26/99       51,883,686
 60,000,000  Corporate Receivables Corporation++                  4.86 #        05/14/99       59,651,700
 39,000,000  Dorada Finance Incorporated++                        4.85 #        06/15/99       38,605,938
 13,744,000  Dorada Finance Incorporated++                        4.90 #        05/17/99       13,657,947
 10,000,000  Dorada Finance Incorporated++                        4.90 #        05/19/99        9,934,667
 15,238,000  Enterprise Funding Corporation++                     4.86 #        04/23/99       15,192,743
 19,500,000  Eureka Securitization Incorporated++                 4.85 #        05/20/99       19,371,273
 25,000,000  Eureka Securitization Incorporated++                 4.87 #        04/16/99       24,949,271

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                      Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Falcon Asset Securitization++                        4.85 %#       06/15/99   $   49,494,792
100,775,000  Falcon Asset Securitization++                        4.89 #        04/06/99      100,706,557
 78,634,000  Fleet Funding Corporation++                          4.85 #        05/07/99       78,252,625
150,000,000  Ford Motor Credit Company                            4.80 #        04/27/99      149,480,000
 75,000,000  Ford Motor Credit Company                            4.81 #        05/14/99       74,569,104
100,000,000  Ford Motor Credit Company                            4.83 #        06/15/99       98,993,750
150,000,000  Ford Motor Credit Company                            4.84 #        04/09/99      149,838,667
 20,000,000  General Electric Capital Services Incorporated       4.67 #        04/20/99       19,950,706
 50,000,000  General Electric Capital Services Incorporated       4.78 #        07/14/99       49,309,556
120,000,000  General Electric Capital Services Incorporated       4.81 #        07/01/99      118,540,967
 75,000,000  General Electric Capital Services Incorporated       4.85 #        06/08/99       74,312,917
 30,000,000  General Electric Capital Services Incorporated       4.88 #        11/30/99       29,011,800
 75,000,000  General Electric Capital Services Incorporated       4.90 #        06/28/99       74,101,667
 70,000,000  General Electric Capital Services Incorporated       4.79 #        04/29/99       69,739,211
 39,000,000  General Electric Financial Assurance
               Corporation                                        4.80 #        08/09/99       38,324,000
 70,000,000  Goldman Sachs Group LP                               4.84 #        07/07/99       69,087,122
150,000,000  Goldman Sachs Group LP                               4.85 #        07/09/99      147,999,375
 50,000,000  Goldman Sachs Group LP                               4.97 #        04/01/99       50,000,000
 70,532,000  Greenwich Funding Corporation++                      4.90 #        04/01/99       70,532,000
 56,243,000  International Securitization Corporation++           4.88 #        04/26/99       56,052,399
 50,000,000  Johnson & Johnson++                                  4.75 #        04/05/99       49,973,611
 70,000,000  Johnson & Johnson++                                  4.84 #        06/28/99       69,171,822
 75,000,000  Morgan Stanley Dean Witter & Company                 4.85 #        05/26/99       74,444,271
 50,000,000  National City Credit Corporation                     4.82 #        05/04/99       49,779,083
 49,000,000  National City Credit Corporation                     4.85 #        04/13/99       48,920,783

Money Market Fund                      PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$47,139,000  Park Avenue Receivables Corporation++                4.89 %#       04/06/99   $   47,106,985
102,106,000  Receivables Capital Corporation                      4.84 #        04/08/99      102,009,907
 48,000,000  Rio Tinto America Incorporated                       4.84 #        06/07/99       47,567,627
 25,000,000  Riverwoods Funding                                   4.81 #        04/28/99       24,909,813
 25,000,000  Sheffield Receivables Corporation++                  4.83 #        04/16/99       24,949,688
 49,000,000  Sheffield Receivables Corporation++                  4.84 #        04/14/99       48,914,359
185,000,000  Sheffield Receivables Corporation++                  4.87 #        04/13/99      184,699,683
  6,900,000  Sheffield Receivables Corporation++                  4.88 #        05/20/99        6,854,169
 45,000,000  Sheffield Receivables Corporation++                  4.90 #        04/05/99       44,975,500
 15,000,000  Sheffield Receivables Corporation++                  4.92 #        04/23/99       14,954,900
 50,000,000  Sigma Finance Incorporated++                         4.82 #        04/15/99       49,906,278
 20,000,000  Sigma Finance Incorporated++                         4.82 #        04/26/99       19,933,056
 69,513,000  Thames Asset Global Securitization
               Incorporated++                                     4.86 #        06/30/99       68,668,417
 50,000,000  Variable Funding Capital Corporation++               4.85 #        06/17/99       49,481,319
 50,000,000  Variable Funding Capital Corporation++               4.89 #        04/05/99       49,972,833
 50,000,000  WCP Funding Incorporation++                          4.86 #        04/22/99       49,858,250
 25,000,000  Windmill Funding Corporation++                       4.84 #        05/19/99       24,838,833
 21,209,000  Windmill Funding Corporation++                       4.87 #        05/07/99       21,105,712
 75,000,000  Windmill Funding Corporation++                       4.88 #        04/05/99       74,959,333
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $4,662,546,542
             (Cost $4,662,546,542)

             CORPORATE BONDS & NOTES - 17.42%
$50,000,000  Abbey National Treasury Service                      5.64 %        07/15/99   $   50,042,885
 70,000,000  American Express Centurion Bank                      4.94          12/14/99       70,000,000
174,500,000  Bank of America Corporation                          4.94          07/07/99      174,500,000
 70,000,000  Bank of America Corporation                          4.95 #        04/05/00       69,972,413
 75,000,000  Beta Finance Incorporated                            5.26          03/06/00       75,000,000
 15,000,000  CC USA Incorporated                                  5.78          06/11/99       14,999,420
 45,000,000  Centari Corporation                                  5.75          04/23/99       45,000,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                      Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES (CONTINUED)
$25,000,000  Comerica Bank                                        4.92 %        02/08/00   $   24,990,494
150,000,000  Comerica Bank                                        4.94          01/10/00      149,965,529
 75,000,000  FCC National Bank                                    5.14          03/22/00       74,975,430
 50,000,000  FCC National Bank                                    5.67          06/01/99       49,990,002
120,000,000  First National Bank                                  5.05          04/08/99      120,000,000
 70,000,000  First National Bank                                  5.73          05/19/99       69,992,949
 46,000,000  First National Bank                                  5.75          05/10/99       45,997,647
 75,000,000  First Union National Bank                            5.25          09/17/99       75,000,000
180,000,000  First Union National Bank                            5.35          09/09/99      180,000,000
 48,000,000  Huntington National Bank                             5.74          05/05/99       47,998,073
 60,000,000  IBM Credit Corporation                               4.67          10/29/99       59,985,259
 95,500,000  IBM MTN                                              5.58          08/27/99       95,479,864
165,000,000  JP Morgan & Company Incorporated                     4.86          09/15/99      165,000,000
 55,000,000  Sigma Finance Incorporated                           5.19          02/25/00       55,000,000
 80,000,000  Sigma Finance Incorporated                           5.23          03/29/00       80,000,000
                                                                                           --------------
             TOTAL CORPORATE BONDS & NOTES                                                 $1,793,889,965
             (Cost $1,793,889,965)

             SHORT-TERM FEDERAL AGENCIES - 3.19%
$71,997,000  Federal Home Loan Banks                              4.68 %#       07/02/99       71,135,915
  7,500,000  Federal Home Loan Banks                              4.79          02/04/00        7,480,800
 26,000,000  Federal National Mortgage Association                4.97          08/19/99       25,992,670
 50,000,000  Federal Home Loan Mortgage Corporation               4.77 #        04/06/99       49,966,875
 99,100,000  Federal National Mortgage Association                4.67 #        07/15/99       97,750,175
 25,000,000  Federal National Mortgage Association                4.70 #        06/23/99       24,729,097
 50,000,000  Federal National Mortgage Association                4.75 #        06/14/99       49,511,805
  2,000,000  Student Loan Mortgage Association                    5.63          06/02/99        2,002,433
                                                                                           --------------
             TOTAL SHORT-TERM FEDERAL AGENCIES                                             $  328,569,770
             (Cost $328,569,770)

Money Market Fund                      PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSIT - 20.19%
$50,000,000  American Express Centurion Bank                      4.85 %        04/23/99   $   50,000,000
 75,000,000  American Express Credit Corporation                  4.87          04/05/99       75,000,000
 75,000,000  Branch Banking & Trust Company                       5.01          01/10/00       75,005,219
 50,000,000  Branch Banking & Trust Company                       5.02          01/21/00       49,986,411
 25,000,000  Canadian Imperial Bank of Commerce                   5.10          02/22/00       24,991,367
145,000,000  Chase Manhattan Bank                                 4.87          04/21/99      145,000,000
120,000,000  Chase Manhattan Bank                                 5.06          05/12/99      120,000,000
100,000,000  Chase Manhattan Bank                                 5.10          04/20/99      100,000,000
175,000,000  CIBC                                                 4.86          04/20/99      175,000,000
 92,200,000  CIBC                                                 5.07          04/13/99       92,200,000
 75,000,000  CIBC                                                 5.08          05/04/99       75,000,000
 25,000,000  Commerz Bank                                         5.09          02/16/00       24,992,583
 10,000,000  Deutsche Bank                                        4.85          07/22/99       10,000,000
190,000,000  Deutsche Bank                                        4.88          05/04/99      190,000,000
 75,000,000  Deutsche Bank                                        4.89          05/11/99       75,000,000
 50,000,000  Harris Trust & Savings                               4.87          04/22/99       50,000,000
 75,000,000  Harris Trust & Savings                               5.05          05/05/99       75,000,000
 80,000,000  National Westminster Bank                            5.13          03/17/00       79,981,537
 50,000,000  National Westminster Bank                            5.14          04/14/00       49,975,044
 50,000,000  Old Kent Bank                                        4.83          04/28/99       50,000,000
 25,000,000  Old Kent Bank                                        4.83          04/28/99       25,000,000
 50,000,000  Old Kent Bank                                        4.90          10/06/99       50,000,000
 25,000,000  Old Kent Bank                                        5.04          08/13/99       25,000,000
 50,000,000  Old Kent Bank                                        5.06          06/14/99       50,000,000
 99,500,000  RaboBank Nederland                                   5.13          03/24/00       99,453,006
 65,500,000  RaboBank Nederland                                   5.71          05/05/99       65,494,593
 70,000,000  RaboBank Nederland                                   5.74          05/19/99       69,993,830
 49,000,000  U.S. Bank N.A.                                       4.88          05/06/99       49,000,000
 23,000,000  U.S. Bank N.A.                                       4.89          05/10/99       23,000,000
 35,000,000  Wachovia Bank                                        4.85          07/28/99       35,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSIT                                                 $2,079,073,590
             (Cost $2,079,073,590)

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                      Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 2.66%
$102,551,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99   $  102,551,000
 76,976,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.88          04/01/99       76,976,000
 10,000,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.90          04/01/99       10,000,000
 84,293,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99       84,293,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  273,820,000
             (Cost $273,820,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $10,384,708,075)* (Note 1)                        100.86%               $10,384,708,075
              Other Assets and Liabilities, Net                        (0.86)                  (88,306,852)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $10,296,401,223
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1999           Money Market Fund
------------------------------------------------------------------------

                                                MONEY MARKET
                                                        FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase
    agreements of $273,820,000)              $10,384,708,075
  Cash                                                54,685
RECEIVABLES
  Interest                                        74,808,168
Organization expenses, net of
  amortization                                         5,253
Prepaid expenses                                     158,492
TOTAL ASSETS                                  10,459,734,673

LIABILITIES
Payables:
  Investment securities purchased                119,947,457
  Distribution to shareholders                    36,228,067
  Due to distributor (Note 2)                      1,367,279
  Due to adviser (Note 2)                          5,660,873
  Other                                              129,774
TOTAL LIABILITIES                                163,333,450
TOTAL NET ASSETS                             $10,296,401,223
NET ASSETS CONSIST OF:
  Paid-in capital                            $10,296,746,950
  Undistributed net realized gain (loss)
    on investments                                  (345,727)
TOTAL NET ASSETS                             $10,296,401,223

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                         $ 9,137,811,733
Shares outstanding - Class A                   9,137,415,984
Net asset value and offering price per
  share - Class A                            $          1.00
Net assets - Class S                         $ 1,158,589,490
Shares outstanding - Class S                   1,158,539,945
Net asset value and offering price per
  share - Class S                            $          1.00
------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                          STATEMENT OF OPERATIONS - FOR THE YEAR
Money Market Fund                                           ENDED MARCH 31, 1999
------------------------------------------------------------------------

                                             MONEY MARKET
                                                     FUND

INVESTMENT INCOME
  Interest                                   $476,740,059
TOTAL INVESTMENT INCOME                       476,740,059
EXPENSES (NOTE 2)
  Advisory fees                                35,120,430
  Administration fees                           6,146,075
  Custody fees                                  1,471,777
  Shareholder servicing fees                   25,795,807
  Portfolio accounting fees                     1,817,516
  Transfer agency fees                          8,678,711
  Distribution fees                             8,216,099
  Organization costs                                4,503
  Legal and audit fees                            415,617
  Registration fees                               902,701
  Directors' fees                                   2,746
  Shareholder reports                             538,487
  Other                                           226,727
  Total Expenses                               89,337,196
Less:
  Waived fees and reimbursed expenses         (16,069,450)
NET EXPENSES                                   73,267,746
NET INVESTMENT INCOME                         403,472,313
Net realized gain (loss) on sale of
  investments                                     166,441
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $403,638,754
---------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                            Money Market Fund
------------------------------------------------------------------------

                                                               MONEY MARKET FUND
                                             -----------------------------------
                                                     FOR THE             FOR THE
                                                  YEAR ENDED          YEAR ENDED
                                              MARCH 31, 1999      MARCH 31, 1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                        $  $403,472,313     $   304,465,191
Net realized gain (loss) on sale of
  investments                                        166,441             495,081
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                403,638,754         304,960,272
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (359,769,107)       (267,569,450)
    INSTITUTIONAL CLASS                                  N/A            (188,647)(1)
    CLASS S                                      (43,703,206)        (36,707,094)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          5,518,795,093       4,063,160,668
  Reinvestment of dividends - Class A            351,157,967         255,837,441
  Cost of shares redeemed - Class A           (3,443,871,290)     (2,247,997,951)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                       2,426,081,770       2,071,000,158
  Proceeds from shares sold -
    Institutional Class                                  N/A           2,301,111(1)
  Reinvestment of dividends -
    Institutional Class                                  N/A             215,236(1)
  Cost of shares redeemed -
    Institutional Class                                  N/A         (11,839,183)(1)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                     N/A          (9,322,836)(1)
  Proceeds from shares sold - Class S          2,191,020,851       1,708,294,353
  Reinvestment of dividends - Class S             43,441,848          35,725,155
  Cost of shares redeemed - Class S           (2,027,066,523)     (1,500,695,653)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S                         207,396,176         243,323,855
INCREASE (DECREASE) IN NET ASSETS              2,633,644,387       2,305,496,258

NET ASSETS:
  Beginning net assets                         7,662,756,836       5,357,260,578
ENDING NET ASSETS                            $10,296,401,223     $ 7,662,756,836
--------------------------------------------------------------------------------

(1)  THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29, 1997.

The accompanying notes are an integral part of these financial statements.

Money Market Fund                                           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              MONEY MARKET FUND
                                                                                        CLASS A
                                                             ----------------------------------
                                                                                     SIX MONTHS
                                                             YEAR ENDED  YEAR ENDED       ENDED
                                                              MARCH 31,   MARCH 31,   MARCH 31,
                                                                   1999        1998    1997 (1)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.05        0.02
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)      (0.05)      (0.02)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.05)      (0.05)      (0.02)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     4.79%       5.07%       2.36%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $9,137,812  $6,711,584  $4,640,148
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.75%       0.75%       0.75%
  Ratio of net investment income to average net assets            4.67%       4.95%       4.71%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.93%       0.93%       0.90%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          4.49%       4.77%       4.56%
-----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                           Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                   MONEY MARKET FUND (CONT.)
                                                 CLASS A (CONT.)                                                     CLASS S
                              ----------------------------------  ----------------------------------------------------------
                                    NINE                                                                    NINE
                                  MONTHS                                                  SIX MONTHS      MONTHS      PERIOD
                                   ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED       ENDED
                               SEPT. 30,    DEC. 31,    DEC. 31,   MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,
                                1996 (2)        1995        1994        1999        1998    1997 (1)    1996 (2)    1995 (3)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.03        0.05        0.04        0.04        0.04        0.02        0.03        0.03
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.05        0.04        0.04        0.04        0.02        0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.05)      (0.04)      (0.04)      (0.04)      (0.02)      (0.03)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.05)      (0.04)      (0.04)      (0.04)      (0.02)      (0.03)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      3.55%       5.34%       3.74%       4.10%       4.37%       2.02%       3.03%       2.73%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $3,799,908  $2,892,621  $2,343,942  $1,158,589    $951,172    $707,781    $699,231    $618,899
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.75%       0.75%       0.69%       1.42%       1.42%       1.43%       1.42%       1.43%
  Ratio of net investment
    income to average net
    assets                         4.66%       5.13%       4.12%       4.01%       4.28%       4.02%       3.98%       4.40%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.88%       0.83%       0.89%       1.62%       1.62%       1.56%       1.55%       1.53%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.53%       5.05%       3.92%       3.81%       4.08%       3.89%       3.85%       4.30%
----------------------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Fund                                  NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-one separate series. These financial statements represent the Money Market Fund (the "Fund"), a diversified series of the Company.
  Prior to August 1, 1998 the Money Market Fund was known as the "Money Market Mutual Fund".
  Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  The Fund offers Class A and Class S shares. The separate classes of shares differ principally in the distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at

NOTES TO FINANCIAL STATEMENTS                                  Money Market Fund
------------------------------------------------------------------------

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Fund invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered.

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

Money Market Fund                                  NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1999.
  The Fund had an estimated net capital loss carryforward at March 31, 1999 of $345,727 that will expire in the year 2003. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS                                  Money Market Fund
------------------------------------------------------------------------

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date the Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.40% of the Fund's average daily net assets. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $960 million and 0.04% of the Fund's average daily net assets in excess of $960 million. WCM's minimum annual fee is $120,000 for the Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB provides transfer agency services for the Fund. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Fund.
  The transfer agency fees paid on behalf of the Fund for the year ended March 31, 1999 were $7,691,076 for Class A shares and $987,635 for Class S shares.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant

Money Market Fund                                  NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Fund and 0.25% of the average daily net assets of the Class S shares of the Fund.
  Shareholder servicing fees paid on behalf of the Fund for the year ended March 31, 1999 were $23,073,231 for Class A shares and $2,722,576 for Class S shares.
  Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided each Fund with administration services. Under the prior arrangement, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB will act as the sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds.
  The Company has adopted separate Distribution Plans for Class A and Class S shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for Class A shares of the Fund provides that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to the Class A shares of the Fund.
  Under the Plan for Class S shares of the Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.75% of the average daily net assets attributable to its Class S shares.
  The Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  Distribution fees paid on behalf of the Fund for the year ended March 31, 1999 were $48,371 for Class A shares and $8,167,728 for Class S shares.
  The registration fees paid on behalf of the Fund for the year ended March 31, 1999 were $797,850 for Class A shares and $104,851 for Class S shares.

NOTES TO FINANCIAL STATEMENTS                                  Money Market Fund
------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1999, was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB.
  Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1999, Stephens owned 13,060 shares of the Fund.

3. CAPITAL SHARE TRANSACTIONS
  As of March 31, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1999, the Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares. Capital shares are issued and redeemed at a constant $1.00 net asset value as disclosed in the Statement of Changes in Net Assets.
  Capital share transactions for the Funds were as follows:

                                                                       MONEY MARKET FUND
                                                              -----------------------------------
                                                                         FOR THE          FOR THE
                                                                      YEAR ENDED       YEAR ENDED
                                                                  MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                           5,518,795,093    4,063,073,840
  Shares issued in reinvestment of dividends -- Class A              351,157,967      255,837,441
  Shares redeemed -- Class A                                      (3,443,871,290)  (2,247,997,951)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS A           2,426,081,770    2,070,913,330
  Shares sold -- Class S                                           2,191,020,851    1,708,294,353
  Shares issued in reinvestment of dividends -- Class S               43,441,848       35,725,154
  Shares redeemed -- Class S                                      (2,027,066,523)  (1,500,695,653)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS S             207,396,176      243,323,854

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Family of Funds with the Norwest Advantage Family of Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company will present the reorganization to Fund shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

Equity Funds                                        INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Stagecoach Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Fund (one of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund of Stagecoach Funds, Inc. as of March 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

        [SIGNATURE]

San Francisco, California
May 7, 1999

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                                                                              25

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
LP                --   Limited Partnerships
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MTN               --   Medium Term Note
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

-C- Stagecoach Funds

STAGECOACH FUNDS-Registered
                 Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE


                                                               SC MMS AR (5/99)